Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 5,337,000	$ 5,746,000	$ 5,682,000
Less: accumulated depreciation and amortization	(1,703,000)	(1,712,000)	(1,292,000)
Intangible assets, net	$ 3,634,000	4,035,000	4,390,000
Previously Reported [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, gross		5,747,000
Less: accumulated depreciation and amortization		(1,711,000)
Tradename and trademark [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible asset, Useful life	Indefinite life
Intangible assets, gross	$ 1,495,000	1,546,000	1,551,000
Customer List [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,208,000	3,486,000	3,441,000
Customer List [Member] | Previously Reported [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 3,488,000
Customer List [Member] | Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Useful life	10 years
Customer List [Member] | Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Useful life	16 years
Domain Name and Other Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Useful life	3 years	3 years
Intangible assets, gross	$ 634,000	$ 714,000	$ 690,000
Domain Name and Other Intangible Assets [Member] | Previously Reported [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Useful life	5 years
Intangible assets, gross		$ 713,000